Organization (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common shares, shares issued	100,000,000	100,000,000
Class A shares
Class of Stock [Line Items]
Common shares, shares issued	100,000,000	100,000,000